CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Discount on issuance of convertible senior notes	$ 3,375,000